Financial Instruments (Details) - Derivative Warrant Liabilities [Member]	12 Months Ended
Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Valuation Technique	The fair value of the warrant liabilities has been calculated using a Black-Scholes pricing model.
Key Inputs	Key observable inputs · Share price (August 31, 2022: $0.48, August 31, 2021: $0.41) · Risk-free interest rate (August 31, 2022: 3.32% to 3.44%, August 31, 2021: 0.19% to 0.67%) · Dividend yield (August 31, 2022: 0%, August 31, 2021: 0%) Key unobservable inputs · Expected volatility (August 31, 2022: 55% to 60%, August 31, 2021: 60% to 70%)